Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Total
Revenue, Major Customer [Line Items]
Concentration risk percentage	26.00%		25.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%		20.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	16.00%		15.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	15.00%		15.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	14.00%		14.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%		0.00%
Predecessor | Total
Revenue, Major Customer [Line Items]
Concentration risk percentage		23.00%		20.00%
Predecessor | Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage		9.00%		6.00%
Predecessor | Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage		26.00%		27.00%
Predecessor | ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage		5.00%		9.00%
Predecessor | Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage		12.00%		12.00%
Predecessor | ExxonMobil
Revenue, Major Customer [Line Items]
Concentration risk percentage		9.00%		11.00%